Nature of Operations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Description of business and nature of operations [abstract]
Name of reporting entity	Teck Resources Limited
Description of nature of entity's operations	Teck Resources Limited and its subsidiaries (Teck, we, us or our) are engaged in mining and related activities including research, exploration and development, processing, smelting, refining and reclamation.
Address of entity's registered office	550 Burrard Street, Vancouver, British Columbia, Canada, V6C 0B3.